Note 7 - Share Capital - Loss Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Net loss	$ (5,531)	$ (2,640)	$ (22,607)	$ (8,373)
Weighted-average common shares – basic and diluted (in shares)	34,587	24,061	32,039	20,954
Net loss per share – basic and diluted (in dollars per share)	$ (0.16)	$ (0.11)	$ (0.71)	$ (0.40)